Business Combination, Significant Transaction and Sale of Business (Details 8) - Comblack IT Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Apr. 14, 2015
Disclosure of detailed information about business combination [line items]
Net Assets, excluding cash acquired		$ (405)
Redeemable non-controlling interests	$ 7,442	(989)
Intangible assets		1,249
Goodwill		1,966
Total assets acquired net of acquired cash		$ 1,821